Consolidated Statements of Operations and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 1,000	$ 100	[1]
Research and development expenses	5,268	4,640		4,180
General and administrative expenses	5,195	6,397	[1]	3,003
Reimbursement of legal fees	(743)
Other expenses (income)	(894)	1,029
Total operating expenses	8,826	12,066		7,183
Operating Loss	7,826	11,966	[1]	7,183
Net change in fair value of derivatives	(2,740)	1,049		5,019
Finance expense	576	26		61
Finance income	(93)	(128)		(138)
Finance expenses (income), net	(2,257)	947		4,942
Loss for the year	5,569	12,913	[1]	12,125
Other comprehensive loss
Re-measurement of defined benefit liability		95		21
Total comprehensive loss for the year	5,569	13,008	[1]	12,146
Loss attributable to:
Owners of the Company	5,200	12,177	[1]	12,125
Non-controlling interests	369	736
Total Loss attributable	5,569	12,913	[1]	12,125
Total comprehensive loss attributable to:
Owners of the Company	5,200	12,272	[1]	12,146
Non-controlling interests	369	736
Non-controlling interests	$ 5,569	$ 13,008	[1]	$ 12,146
Loss per share data
Basic and diluted loss per share - USD	$ 0.39	$ 1.37	[2]	$ 2.11	[2]
Number of shares used in calculating basic and diluted loss per share	14,205,301	9,456,952	[2]	5,755,747	[2]

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).
[2]	Restated to reflect a 20:1 reverse share split, that took place in January 2019, see Note 9A.